DEFERRED GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2020
DEFERRED GOVERNMENT GRANTS
Schedule of movements of deferred government grants

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Balance at beginning of the year	22,435	15,792	8,501	1,303
Additions	500	—	—	—
Recognized as a reduction of depreciation expense	(7,143)	(7,291)	(2,327)	(357)
Balance at end of the year	15,792	8,501	6,174	946